Subsequent Events (FY) (Details)	1 Months Ended
Feb. 28, 2021 USD ($) shares
Independent Director Nominees [Member]
Founder Shares [Abstract]
Shares issued (in shares)	90,000
Subsequent Event [Member] | Sponsor [Member] | Promissory Note [Member]
Founder Shares [Abstract]
Borrowings outstanding | $	$ 150,000
Subsequent Event [Member] | Independent Director Nominees [Member]
Founder Shares [Abstract]
Shares issued (in shares)	90,000